UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10529

The Investment House Funds
(Exact name of registrant as specified in charter)

5940 S. Rainbow Blvd, Suite 400, PMB 57150	Las Vegas, Nevada 89118
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC

5940 S. Rainbow Blvd., Suite 400, PMB 57150, Las Vegas, Nevada 89118
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 873-3020

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

The Investment House Funds

The Investment House Growth Fund

Semi-Annual Report
January 31, 2023
(Unaudited)

The Investment House Growth Fund Performance Information
January 31, 2023 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
The Investment House Growth Fund and the
S&P 500 Index Since Inception*

Average Annual Total Returns (for periods ended January 31, 2023)
				Since
	1 Year	5 Years	10 Years	Inception*
The Investment House Growth Fund (a)(b)	-24.39%	6.57%	11.73%	8.59%
S&P 500 Index	-8.22%	9.54%	12.68%	8.24%

*	Initial public offering of shares was December 28, 2001.

(a)	The Fund’s total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Fund’s total expense ratio for the six months ended January 31, 2023 was 1.43%. The expense ratio as disclosed in the December 1, 2022 prospectus was 1.42%.

The Investment House Growth Fund
Portfolio Information
January 31, 2023 (Unaudited)

Sector Diversification vs. the S&P 500 Index
(% of Net Assets)

Top 10 Holdings

% of
Security Description	Net Assets
Apple, Inc.	13.1%
Intuit, Inc.	9.4%
Alphabet, Inc. - Classes A & C	8.9%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	6.0%
Intuitive Surgical, Inc.	4.3%
Texas Instruments, Inc.	4.0%
Accenture plc - Class A	3.3%
Adobe, Inc.	2.9%
NVIDIA Corporation	2.5%

The Investment House Growth Fund
Schedule of Investments
January 31, 2023 (Unaudited)
COMMON STOCKS — 98.2%	Shares	Value
Communications — 15.8%
Entertainment Content — 0.9%
Take-Two Interactive Software, Inc. (a)	12,000	$1,358,760

Internet Media & Services — 14.9%
Alphabet, Inc. - Class A (a)	65,500	6,474,020
Alphabet, Inc. - Class C (a)	72,180	7,208,616
Meta Platforms, Inc. - Class A (a)	62,000	9,236,140
		22,918,776
Consumer Discretionary — 6.4%
E-Commerce Discretionary — 6.4%
Amazon.com, Inc. (a)	94,500	9,745,785

Consumer Staples — 2.8%
Household Products — 1.1%
Church & Dwight Company, Inc.	22,000	1,778,920

Retail - Consumer Staples — 1.7%
Costco Wholesale Corporation	5,000	2,555,700

Financials — 2.1%
Institutional Financial Services — 2.1%
Intercontinental Exchange, Inc.	30,000	3,226,500

Health Care — 9.7%
Biotech & Pharma — 0.7%
AbbVie, Inc.	7,500	1,108,125

Health Care Facilities & Services — 2.5%
Charles River Laboratories International, Inc. (a)	10,000	2,432,500
CVS Health Corporation	15,000	1,323,300
		3,755,800
Medical Equipment & Devices — 6.5%
Intuitive Surgical, Inc. (a)	27,000	6,633,630
Stryker Corporation	7,500	1,903,575
Thermo Fisher Scientific, Inc.	2,500	1,425,825
		9,963,030
Industrials — 5.8%
Commercial Support Services — 2.5%
Waste Management, Inc.	25,000	3,868,250

The Investment House Growth Fund
Schedule of Investments
January 31, 2023 (Unaudited) (Continued)
COMMON STOCKS — 98.2% (Continued)	Shares	Value
Industrials — 5.8% (Continued)
Transportation & Logistics — 3.3%
Norfolk Southern Corporation	7,000	$1,720,670
United Parcel Service, Inc. - Class B	18,000	3,334,140
		5,054,810
Materials — 1.5%
Chemicals — 1.5%
Ecolab, Inc.	15,000	2,322,450

Technology — 54.1%
Semiconductors — 8.0%
NVIDIA Corporation	20,000	3,907,400
QUALCOMM, Inc.	16,000	2,131,360
Texas Instruments, Inc.	35,000	6,202,350
		12,241,110
Software — 16.9%
Adobe, Inc. (a)	12,000	4,444,080
Autodesk, Inc. (a)	11,000	2,366,760
CrowdStrike Holdings, Inc. - Class A (a)	16,000	1,694,400
Intuit, Inc.	34,300	14,497,581
Microsoft Corporation	12,000	2,973,720
		25,976,541
Technology Hardware — 17.9%
Apple, Inc.	139,228	20,089,208
Cisco Systems, Inc.	30,000	1,460,100
Corning, Inc.	60,000	2,076,600
Motorola Solutions, Inc.	15,000	3,855,150
		27,481,058

The Investment House Growth Fund
Schedule of Investments
January 31, 2023 (Unaudited) (Continued)
COMMON STOCKS — 98.2% (Continued)	Shares	Value
Technology — 54.1% (Continued)
Technology Services — 11.3%
Accenture plc - Class A	17,900	$4,994,995
Automatic Data Processing, Inc.	7,000	1,580,670
Block, Inc. - Class A (a)	25,000	2,043,000
Paychex, Inc.	24,000	2,780,640
PayPal Holdings, Inc. (a)	45,000	3,667,050
Visa, Inc. - Class A	10,000	2,302,100
		17,368,455

Total Common Stocks (Cost $35,813,471)		$150,724,070

EXCHANGE-TRADED FUNDS — 1.8%	Shares	Value
Health Care — 1.8%
Biotech & Pharma — 1.8%
iShares Biotechnology ETF (Cost $2,083,073)	20,000	$2,731,000

MONEY MARKET FUNDS — 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 4.10% (b) (Cost $150,694)	150,694	$150,694

Total Investments at Value — 100.1%
(Cost $38,047,238)		$153,605,764

Liabilities in Excess of Other Assets — (0.1%)		(88,830)

Net Assets — 100.0%		$153,516,934

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of January 31, 2023.

See accompanying notes to financial statements.

The Investment House Growth Fund
Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$38,047,238
At value (Note 2)	$153,605,764
Receivable for capital shares sold	5,333
Dividends receivable	83,977
Tax reclaims receivable	11,874
Total Assets	153,706,948

LIABILITIES
Accrued investment advisory fees (Note 4)	178,501
Accrued Trustees’ fees (Note 4)	11,281
Other Liabilities	232
Total Liabilities	190,014

NET ASSETS	$153,516,934

Net assets consist of:
Paid-in capital	$40,936,875
Accumulated earnings	112,580,059
Net assets	$153,516,934

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,188,043

Net asset value, redemption price and offering price per share (Note 2)	$48.15

See accompanying notes to financial statements.

The Investment House Growth Fund
Statement of Operations
For the Six Months Ended January 31, 2023 (Unaudited)
INVESTMENT INCOME
Dividend income	$663,069
Foreign withholding taxes on dividends	(1,378)
TOTAL INVESTMENT INCOME	661,691

EXPENSES
Investment advisory fees (Note 4)	1,079,728
Trustees’ fees (Note 4)	11,343
Borrowing costs and bank fees (Note 5)	8,387
Total expenses	1,099,458

NET INVESTMENT LOSS	(437,767)

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from investment transactions	(812,148)
Net change in unrealized appreciation (depreciation) on investments	(13,481,573)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(14,293,721)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,731,488)

See accompanying notes to financial statements.

The Investment House Growth Fund
Statements of Changes in Net Assets
	Six Months
	Ended	Year
	January 31, 2023	Ended
	(Unaudited)	July 31, 2022
FROM OPERATIONS
Net investment loss	$(437,767)	$(1,560,993)
Net realized gains (losses) from investment transactions	(812,148)	1,989,418
Net realized gains from in-kind redemptions	—	4,469,919
Net change in unrealized appreciation (depreciation) on investments	(13,481,573)	(53,803,466)
Net decrease in net assets resulting from operations	(14,731,488)	(48,905,122)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,644,085	14,286,111
Payments for shares redeemed	(4,882,549)	(19,197,606)
Net decrease in net assets from capital share transactions	(2,238,464)	(4,911,495)

TOTAL DECREASE IN NET ASSETS	(16,969,952)	(53,816,617)

NET ASSETS
Beginning of period	170,486,886	224,303,503
End of period	$153,516,934	$170,486,886

CAPITAL SHARE ACTIVITY
Shares sold	56,733	223,010
Shares redeemed	(105,604)	(305,404)
Net decrease in shares outstanding	(48,871)	(82,394)
Shares outstanding, beginning of period	3,236,914	3,319,308
Shares outstanding, end of period	3,188,043	3,236,914

See accompanying notes to financial statements.

The Investment House Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,		Years Ended
	2023		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value at beginning of period	$52.67		$67.58	$49.80	$39.26	$36.03	$30.13

Income (loss) from investment operations:
Net investment loss (a)	(0.14)		(0.49)	(0.41)	(0.21)	(0.16)	(0.18)
Net realized and unrealized gains (losses) on investments	(4.38)		(14.42)	18.19	10.75	3.39	6.08
Total from investment operations	(4.52)		(14.91)	17.78	10.54	3.23	5.90

Net asset value at end of period	$48.15		$52.67	$67.58	$49.80	$39.26	$36.03

Total return (b)	(8.58	%) (c)	(22.06%)	35.70%	26.85%	8.96%	19.58%

Net assets at end of period (000’s)	$153,517		$170,487	$224,304	$163,826	$126,744	$111,562

Ratio of total expenses to average net assets (d)	1.43	% (e)	1.41%	1.41%	1.42%	1.42%	1.43%
Ratio of net expenses to average net assets excluding borrowing costs (d)	1.42	% (e)	1.41%	1.41%	1.42%	1.42%	1.42%
Ratio of net investment loss to average net assets (a)(d)	(0.57	%) (e)	(0.78%)	(0.71%)	(0.52%)	(0.47%)	(0.55%)
Portfolio turnover rate	1	% (c)	10%	1%	11%	6%	5%

(a)	Recognition of net investment loss by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(e)	Annualized.

See accompanying notes to financial statements.

The Investment House Growth Fund
Notes to Financial Statements
January 31, 2023 (Unaudited)

1. Organization

The Investment House Growth Fund (the “Fund”) is a diversified series of The Investment House Funds (the “Trust”), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001.

The investment objective of the Fund is long term capital appreciation.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the last sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). If market prices are not available or The Investment House LLC, the investment adviser to the Fund (the “Adviser”), believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations, if any, will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

The Investment House Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of January 31, 2023 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$150,724,070	$—	$—	$150,724,070
Exchange-Traded Funds	2,731,000	—	—	2,731,000
Money Market Funds	150,694	—	—	150,694
Total	$153,605,764	$—	$—	$153,605,764

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of or during the six months ended January 31, 2023.

Share valuation – The NAV is calculated daily by dividing the value of the Fund’s total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

Investment transactions and investment income – Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from

The Investment House Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

GAAP. Dividends and distributions are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended January 31, 2023 and July 31, 2022.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that the Fund distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2023:

Cost of investments	$38,047,238
Gross unrealized appreciation	$115,605,906
Gross unrealized depreciation	(47,380)
Net unrealized appreciation	115,558,526
Accumulated ordinary loss	(1,153,556)
Capital loss carryforwards	(1,012,763)
Other losses	(812,148)
Accumulated earnings	$112,580,059

As of July 31, 2022, the Fund had short-term capital loss carryforwards of $1,012,763 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Investment House Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

During the six months ended January 31, 2023, cost of purchases and proceeds from sales of investment securities, other than short-term investments and in-kind transactions, if any, amounted to $1,293,750 and $4,577,467, respectively.

4. Transactions with Related Parties

A Trustee and certain officers of the Trust are affiliated with the Adviser, Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, or Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares.

Effective November 27, 2022, the investment advisory agreement for the Fund terminated, due to a change of control of the Adviser. On December 7, 2022, The Board approved an interim investment advisory agreement and a new investment advisory agreement. The new agreement was subject to approval by the shareholders of the Fund. Under the terms of the interim investment advisory agreement, the Adviser managed the Fund’s investments subject to oversight of the Board. The interim agreement terminated on March 15, 2023, which is the date the new agreement was approved by the shareholders of the Fund. Except for the effective and termination dates, the terms of the interim agreement and the new agreement are identical to the terms of the previous investment advisory agreement. The fees paid to the Adviser under the interim agreement and the new agreement are the same as the fees paid to the Adviser under the previous agreement. The new agreement was submitted to the shareholders of the Fund for approval via a proxy solicitation and was approved at a special meeting of the shareholders of the Fund held on March 15, 2023. For its services, the Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly, at the annual rate of 1.40% of the Fund’s average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested Trustees, extraordinary expenses and distribution and/ or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust has entered into a Distribution Agreement with the Distributor, pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

The Fund pays each Trustee who is not affiliated with the Adviser $7,500 annually. Trustees who are affiliated with the Adviser do not receive compensation from the Fund.

The Investment House Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

5. Bank Line of Credit

The Fund has a secured bank line of credit with U.S. Bank, N.A. that provides a maximum borrowing of up to $20,000,000. The line of credit may be used to cover redemptions and/or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing the Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value.

In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The Fund also pays an annual renewal fee of $1,000 plus any legal fees related to the arrangement. The line of credit matures February 6, 2024. During the six months ended January 31, 2023, the Fund incurred $8,387 of interest expense and fees related to the borrowings. The average debt outstanding and the average interest rate for the days with borrowing during the six months ended January 31, 2023 were $385,813 and 6.35%. The largest outstanding borrowing during the six months ended January 31, 2023 was $1,307,000. As of January 31, 2023, there were no outstanding borrowings for the Fund.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of January 31, 2023, the Fund had 54.1% of the value of its net assets invested in companies within the Technology sector.

The Investment House Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

8. Coronavirus (COVID-19) Pandemic

The COVID-19 pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long-term impact. COVID-19 has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may be short term or may last for an extended period of time. The impact of epidemics and pandemics such as COVID-19 could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, the Fund’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Fund.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Investment House Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2022 – January 31, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return before expenses. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annual expense ratios for the most recent five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

The Investment House Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	August 1, 2022	January 31, 2023	During Period*
Based on Actual Fund Return	$1,000.00	$914.20	$6.90
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.00	$7.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.43% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-456-9518, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-456-9518, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request by calling 1-888-456-9518. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.tihllc.com.

The Investment House Growth Fund
Results of a Special Meeting of Shareholders (Unaudited)

On March 15, 2023, a Special Meeting of Shareholders of the Fund was held for the purpose of voting on the following proposal:

Proposal: To approve an investment management agreement with The Investment House LLC.

The total number of shares of the Fund present in person, or by proxy, was 2,085,226, which represented 65.41% of the shares entitled to vote at the meeting.

The Proposal was approved by shareholders. The results of the voting were as follows:

For	Against	Abstain
2,084,638	0	588

The Investment House Growth Fund
Change in Independent Registered Public
Accounting Firm (Unaudited)

Effective March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of The Investment House Growth Fund (the “Fund”), a series of The Investment House Funds. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal years ended 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 21, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit 13(a)(2)(2).

On March 21, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2023.

During the fiscal years ended 2022 and 2021, and during the subsequent interim period through March 21, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

The Investment House Growth Fund
Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board of Trustees approved the appointment of a Liquidity Risk Committee, which includes representatives from The Investment House LLC, the Fund’s investment adviser, and Ultimus Fund Solutions, LLC, the Fund’s Administrator. The Liquidity Risk Committee is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Committee updated its assessment of the Fund’s liquidity risk profile, considering additional data gathered during the period August 1, 2021 through July 31, 2022 (the “Review Period”) and the adequacy and effectiveness of the liquidity risk management program’s operations during the Review Period in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on September 20, 2022. The Report noted that during the Review Period the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. It further noted that during the Review Period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Trust’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Trust’s liquidity risk management program was effectively implemented during the Review Period.

The Investment House Growth Fund
Advisory Agreement Renewal (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the continuance of the Fund’s Management Agreement (the “Agreement”) with the Adviser. Approval took place at a meeting held on September 20, 2022, at which all of the Trustees were present.

The Trustees were advised by legal counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed:(i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser and its affiliates from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders; and (vi) whether the Fund’s advisory fee is reasonable in comparison to fees paid by other funds in its peer group and in absolute terms. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s primary investment and key operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were advised by experienced legal counsel throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Nature, extent and quality of services

The Independent Trustees discussed the responsibilities of the Adviser under the Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Independent Trustees reviewed the Adviser’s Form ADV (Parts 1, 2, and 3) and biographical information on each of the Adviser’s key personnel from its investment management and compliance teams. The Trustees also considered the Adviser’s compliance procedures and its commitment to compliance.

The Independent Trustees considered the Adviser’s responsibilities with regards to brokerage selection. The Trustees noted that the Adviser does not participate in any “soft dollar” arrangements.

Investment Results

The Independent Trustees reviewed information regarding the Fund’s historical performance as compared to the S&P 500 Index (its primary benchmark) and to other relevant averages. The Independent Trustees discussed the Fund’s performance for the one-year, five-year, and 10-year periods ended June 30, 2022, noting that the Fund performed lower than the index for each of these periods. The Trustees also observed that the Fund underperformed compared to the average and median of all large cap growth funds, the Fund’s peer group as assigned by Morningstar, for the one-year and five-year periods, and outperformed for the

The Investment House Growth Fund
Advisory Agreement Renewal (Unaudited) (Continued)

ten-year period. They also noted that the Fund underperformed as compared to the average and median of large cap growth funds with assets under $300 million for the one-year and five-year periods, and outperformed for the ten-year period.

Advisory fees and total expenses

In reviewing the advisory fee and total expense ratio of the Fund, the Independent Trustees were provided with comparative expense and advisory fee information for equity funds classified by Morningstar as large cap growth funds. The Independent Trustees considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s ordinary operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons of advisory fees only. The Independent Trustees specifically noted that the Fund’s total expense ratio of 1.41% is higher than the average and median of all funds classified by Morningstar as large cap growth (1.00% and 0.92%, respectively) and the average and median expense ratios of those funds within the Morningstar large cap growth category that are true no-load funds having less than $300 million in assets (0.93% and 0.90%, respectively).

The Independent Trustees also reviewed information regarding the advisory fees charged by the Adviser to its non-fund clients with similar investment mandates. They noted that the Adviser’s fee schedule ranges from 1.00% to 1.50% per annum depending on the level of assets managed by the Adviser. The Independent Trustees also considered the significant investment, operational and regulatory differences between advising a mutual fund and non-fund client accounts.

The Independent Trustees next reviewed the Adviser’s analysis of its profitability with respect to the Agreement and the Adviser’s balance sheet as of July 31, 2022. They also reviewed a report that provided information regarding average adviser profitability. The Independent Trustees noted that the Adviser’s profitability analysis indicates that the Adviser earned what they considered to be a modest net profit (without taking into account marketing and distribution expenses) with respect to the Agreement for the period covered by the analysis. The Independent Trustees also concluded that the Adviser possesses the financial resources necessary to serve as investment adviser to the Fund.

Ancillary benefits

The Independent Trustees considered the ancillary benefits that the Adviser may receive with regard to providing advisory services to the Fund and concluded that, in light of the amounts involved, these factors are only secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

Economies of Scale

The Independent Trustees considered economies of scale, noting that at the present time the Fund has not realized any significant economies of scale. They observed that as the Fund continues to grow in assets, this factor will become more relevant to their consideration process, and it may become necessary at some future point for the Adviser to consider adding breakpoints to the Agreement.

The Investment House Growth Fund
Advisory Agreement Renewal (Unaudited) (Continued)

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Independent Trustees concluded that: (i) based on both the short-term and long-term performance of the Fund and the consistent application of the Fund’s investment strategies, as well as the other services provided under the Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and overseeing the activities of the Fund’s other service providers, they believe that the Adviser has provided quality services to the Fund; (ii) the Fund’s overall expense ratio of 1.41% is reasonable compared to comparably managed funds, and in light of the Fund’s performance as compared to its benchmark and its peers; (iii) comparisons between the advisory fees payable to the Adviser with other comparably managed funds are not particularly meaningful due to the Adviser’s commitment to pay most of the Fund’s ordinary operating expenses out of the Adviser’s own resources; and (iv) the advisory fees charged by the Adviser to the Fund were within the range of advisory fees charged by the Adviser to its privately managed accounts. The Independent Trustees discussed the significant differences between the services provided by the Adviser to the Fund and those provided to the privately managed accounts. The Independent Trustees also discussed economies of scale, deciding that at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale. The Independent Trustees did note that if the Fund grows significantly in assets it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement. The Independent Trustees also considered the “fallout benefits” to, and the profitability of, the Adviser but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

Approval of Interim Investment Advisory Agreement and Approval of New Investment Advisory Agreement

Following the passing of Mr. Jed M. Cohen, co-owner of the Adviser, on November 27, 2022, Mr. Timothy J. Wahl became the sole owner of the Adviser. This ownership transition constituted a “change of control” of the Adviser that is deemed an “assignment,” as that term is defined under the Investment Company Act of 1940, as amended, which, in turn, resulted in an automatic termination of the existing investment advisory agreement between the Adviser and the Trust, on behalf of the Fund.

At a meeting held on December 7, 2022, the Board of Trustees unanimously approved an interim investment advisory agreement (the “Interim Advisory Agreement”) and a new investment advisory agreement (the “New Agreement”) between the Adviser and the Trust, on behalf of the Fund. The Trustees were advised by legal counsel of their fiduciary obligations in approving the Interim Advisory Agreement and the New Agreement.

The Investment House Growth Fund
Advisory Agreement Renewal (Unaudited) (Continued)

The Adviser confirmed to the Trustees that there were no material changes to any of the information provided to the Board at the September 20, 2022 meeting in connection with their renewal of the Agreement, other than Mr. Cohen no longer being part of the Adviser. The Board considered that there were no proposed changes to the services provided to the Fund or the personnel providing those services, other than the fact that Mr. Wahl would serve as the sole portfolio manager of the Fund. The Board also considered the Adviser’s ongoing succession planning, especially as it relates to portfolio management. The Board discussed the importance of succession planning and acknowledged that they were comfortable with the Adviser’s ongoing efforts and the current status of the Adviser.

The Board discussed the existing arrangements between the Adviser and the Trust with respect to the Fund. The Board discussed with counsel, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the New Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the New Agreement.

The Trustees relied in part on their past experience with the Adviser in managing the Fund, and the fact that Mr. Wahl would be remaining in the role of portfolio manager of the Fund. They also considered that the New Agreement is identical to the agreement currently in place (except for the date of effectiveness), and that they had approved the continuance of the agreement at the last regular quarterly meeting of the Board. They reflected upon their experience with the Adviser including the information furnished for the Board’s review and consideration in the past at regular Board meetings, as well as information specifically prepared and/or presented in connection with the current approval process, including information presented at the December 2022 Board meeting. The Board also considered the Adviser’s representation that the change in control of the Adviser is expected to have no material impact on the compliance program of the Adviser or the compliance program of the Trust.

The Trustees recalled their discussions at the September 2022 Board meeting regarding the continuance of the Investment Advisory Agreement, including discussions regarding the performance of the Fund as compared to its benchmark and compared to other funds in its Morningstar category, and comparisons of the Fund’s expense ratio to that of other funds in its Morningstar category. With regard to longer-term performance through August 31, 2022, the Trustees noted that the Fund outperformed the S&P 500 Index for the fifteen-year and twenty-year periods and for the period since inception of the Fund. They reflected upon their assessment of the services provided by the Adviser, and the Adviser’s ability to continue to provide the same level of service going forward. The Trustees noted their discussions at the meeting regarding succession planning at the Adviser. No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the New Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to approve the New Agreement, subject to approval by the shareholders of the Fund, and also to approve an Interim Investment Advisory Agreement, to be in effect for a term of no more than 150 days.

This page intentionally left blank.

THE INVESTMENT HOUSE FUNDS

Investment Adviser
The Investment House LLC
5940 S. Rainbow Blvd, Suite 400
PMB 57150
Las Vegas, NV 89118

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246
1.888.456.9518

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Pkwy
Suite 310
Leawood, Kansas 66211

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Board of Trustees
Darrin F. DelConte
Nicholas G. Tonsich
Timothy J. Wahl
Michael A. Zupanovich

Officers
Timothy J. Wahl, President
Stacey Havens, Vice President
David L. Kahn, CCO and Secretary
Brian J. Lutes, Treasurer

Investment House-SAR-23

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants. Attached hereto

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

Exhibit 99.IND PUB ACCT Change in registrant's independent public accounting

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Investment House Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	April 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	April 3, 2023

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer

Date	April 3, 2023

* Print the name and title of each signing officer under his or her signature.